Net debt Reconciliation of net cash flow to movement in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
(Decrease)/increase in cash and cash equivalents	£ (807)	£ 984	£ 4
(Decrease)/increase in financial investments	(5,953)	5,675	391
Decrease/(increase) in borrowings and related derivatives	1,209	(3,715)	(1,100)
Net interest paid on the components of net debt2	808	1,955	810
Change in debt resulting from cash flows	(4,743)	4,899	105
Changes in fair value of financial assets and liabilities and exchange movements	2,098	(2,273)	(515)
Net interest charge on the components of net debt	(1,017)	(2,401)	(913)
Net debt deconsolidated on disposal of subsidiary	0	5,890	0
Other non-cash movements	(66)	(64)	(87)
Movement in net debt (net of related derivative financial instruments) in the year	(3,728)	6,051	(1,410)
Net debt (net of related derivative financial instruments) at start of year	(19,274)	(25,325)	(23,915)
Net debt (net of related derivative financial instruments) at end of year	£ (23,002)	£ (19,274)	£ (25,325)